Derivative Liabilities (Details 2) - Warrant [Member]		12 Months Ended
	Jan. 19, 2017	Jun. 30, 2016
Class of Warrant or Right [Line Items]
Risk free interest rate	1.01%	1.08%
Dividend yield	0.00%	0.00%
Expected volatility	39.00%	44.00%
Remaining term (years)		5 years
Minimum [Member]
Class of Warrant or Right [Line Items]
Remaining term (years)	3 years 10 months 20 days
Maximum [Member]
Class of Warrant or Right [Line Items]
Remaining term (years)	4 years 9 months 14 days